ACQUISTION OF EG ACQUISITION LLC (Disclosure of fair value of assets acquired and liabilities assumed) (Details) - EG Acquisition LLC [Member] $ in Thousands	Mar. 27, 2025 USD ($)
Disclosure of detailed information about business combination [Line Items]
Cash	$ 346
Prepaid expenses and deposits	401
Inventory	13,139
Reclamation bonds	3,259
Building and equipment	603
Mining interest	5,424
Net assets acquired	23,172
Accounts payable and accrued liabilities	(1,067)
Reclamation and rehabilitation obligation	(14,260)
Fair value of the assets acquired and liabilities assumed	$ 7,845